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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: MARCH 31, 2003
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Sloan____
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Sloan Baltimore, Md. April 24, 2002 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ___77_____
Form 13F Information Table Value Total: $_ 836_____
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2     COLUMN 3   COLUMN       COLUMN 5      COL. 6 COLUMN 7        COLUMN 8
-------------------------------       --------     --------     4     ------------------ ------ -------- ---------------------
                                      TITLE OF               -------                       -     OTHER             -
NAME OF ISSUER                          CLASS       CUSIP       -                        INVSTM MANAGERS
                                                              VALUE                        T
                                                             (x$1000                     DSCRET
                                                                )                          N
                                                                      SHARES/   SH  PUT                     VOTING AUTHORITY
                                                                      PRIN.AMT  /P  /CA
                                                                                RN  LL
                                                                                <C
                                                                                >
                                                                                                            SOLE    SHARE  NONE
                                                                                                                      D
ABBOTT LABS                              COM       002824100   13,164   350,000 SH        SOLE              350,000
AFFYMETRIX INC.                          COM       00826T108    5,460   210,000 SH        SOLE              210,000
ALBEMARLE CORP                           COM       012653101    5,488   225,400 SH        SOLE              225,400
ALLTEL CORP                              COM       020039103   15,666   350,000 SH        SOLE              350,000
AMBAC FINL GROUP, INC.                   COM       023139108   20,208   400,000 SH        SOLE              400,000
AMERICAN INTL GROUP INC.                 COM       026874107   37,764   763,675 SH        SOLE              763,675
BJS WHOLESALE CLUB INC                   COM       05548J106    5,650   500,000 SH        SOLE              500,000
BMC SOFTWARE INC.                        COM       055921100    4,678   310,000 SH        SOLE              310,000
BP PLC                              SPONSORED ADR  055622104   10,419   270,000 SH        SOLE              270,000
BANKNORTH GROUP, INC.                    COM       06646R107   10,338   474,000 SH        SOLE              474,000
BEA SYS INC.                             COM       073325102    4,433   435,000 SH        SOLE              435,000
BELLSOUTH CORP.                          COM       079860102    8,993   415,000 SH        SOLE              415,000
BLACK & DECKER CORP.                     COM       091797100   10,458   300,000 SH        SOLE              300,000
BLACK HILLS CORP.                        COM       092113109   10,295   374,500 SH        SOLE              374,500
BOEING CO.                               COM       097023105    7,518   300,000 SH        SOLE              300,000
BRINKER INTL INC.                        COM       109641100   15,708   515,000 SH        SOLE              515,000
BRISTOL MYERS SQUIBB CO                  COM       110122108    7,290   345,000 SH        SOLE              345,000
CANADIAN NATL RY CO                      COM       136375102    7,276   170,000 SH        SOLE              170,000
CINERGY CORP.                            COM       172474108   14,806   440,000 SH        SOLE              440,000
CISCO SYS, INC.                          COM       17275R102   22,640 1,755,000 SH        SOLE            1,755,000
THE COCA-COLA CO.                        COM       191216100    8,096   200,000 SH        SOLE              200,000
COMPASS BANCSHARES INC.                  COM       20449H109    5,472   175,000 SH        SOLE              175,000
CORNING, INC.                            COM       219350105    6,833 1,170,000 SH        SOLE            1,170,000
DEAN FOODS CO. NEW                       COM       242370104   20,485   477,400 SH        SOLE              477,400
DIAMONDCLUSTER INTL. INC.                COM       25278P106      696   497,500 SH        SOLE              497,500
DONNELLEY RR & SONS CO.                  COM       257867101    9,160   500,000 SH        SOLE              500,000
DUKE ENERGY CORP                         COM       264399106    5,162   355,000 SH        SOLE              355,000
DUKE ENERGY CORP                         PFD       264399585    5,040   400,000 SH        SOLE              400,000
ENZON PHARMACEUTICALS, INC.              COM       293904108    1,135   100,000 SH        SOLE              100,000
EXXON MOBIL CORP.                        COM       30231G102    4,544   130,000 SH        SOLE              130,000
FEDERAL HOME LN MTG CORP.                COM       313400301    8,496   160,000 SH        SOLE              160,000
GANNETT INC.                             COM       364730101    6,163    87,500 SH        SOLE               87,500
GENENTECH, INC.                          COM       368710406   10,503   300,000 SH        SOLE              300,000
GENERAL ELEC CO.                         COM       369604103   30,154 1,182,500 SH        SOLE            1,182,500
GLAXOSMITHKLINE PLC                 SPONSORED ADR  37733W105    8,810   250,360 SH        SOLE              250,360
HCA INC.                                 COM       404119109   18,612   450,000 SH        SOLE              450,000
HERSHEY FOODS CORP                       COM       427866108    4,386    70,000 SH        SOLE               70,000
INGERSOLL-RAND CO. LTD                   COM       G4776G101    9,648   250,000 SH        SOLE              250,000
INTEL CORP.                              COM       458140100    8,303   510,000 SH        SOLE              510,000
INVESTORS FINL SERVICES CORP.            COM       461915100   12,053   495,000 SH        SOLE              495,000
JOHNSON & JOHNSON                        COM       478160104   20,833   360,000 SH        SOLE              360,000
KEYSPAN CORP.                            COM       49337W100   12,900   400,000 SH        SOLE              400,000
LABORATORY CORP OF AMERICA HOLDINGS    COM NEW     50540R409    9,636   325,000 SH        SOLE              325,000
LILLY ELI & CO.                          COM       532457108   10,859   190,000 SH        SOLE              190,000
LUCENT TECHNOLOGIES INC.                 COM       549463107      588   400,000 SH        SOLE              400,000
MDU RES GROUP, INC.                      COM       552690109   12,564   450,000 SH        SOLE              450,000
MICROSOFT CORP                           COM       594918104    7,626   315,000 SH        SOLE              315,000
3M CO                                    COM       88579Y101   18,854   145,000 SH        SOLE              145,000
NOKIA CORP.                         SPONSORED ADR  654902204   14,711 1,050,000 SH        SOLE            1,050,000
NORTHWESTERN CORP.                       COM       668074107    1,050   500,000 SH        SOLE              500,000
ORACLE CORP                              COM       68389X105    9,547   880,000 SH        SOLE              880,000
PEPSICO, INC.                            COM       713448108   17,600   440,000 SH        SOLE              440,000
PETROLEUM & RESOURCES CORP.              COM       716549100   38,111 1,985,996 SH        SOLE            1,985,996
PFIZER,INC.                              COM       717081103   15,097   484,500 SH        SOLE              484,500
PHARMACIA CORP.                          COM       71713U102   15,973   368,900 SH        SOLE              368,900
PHILADELPHIA SUBN CORP              COM PAR $O.50  718009608   19,206   875,000 SH        SOLE              875,000
PROCTER & GAMBLE CO.                     COM       742718109   15,138   170,000 SH        SOLE              170,000
PROVIDENT BANKSHARES CORP.               COM       743859100    7,732   335,021 SH        SOLE              335,021
ROHM & HAAS CO.                          COM       775371107   11,912   400,000 SH        SOLE              400,000
SBC COMMUNICATIONS INC.                  COM       78387G103   11,936   595,000 SH        SOLE              595,000
SAFEWAY, INC.                            COM       786514208    7,856   415,000 SH        SOLE              415,000
SAPIENT CORP                             COM       803062108    1,759 1,150,000 SH        SOLE            1,150,000
SIEBEL SYS INC.                          COM       826170102    6,168   770,000 SH        SOLE              770,000
SOLECTRON CORP.                          COM       834182107    6,040 2,000,000 SH        SOLE            2,000,000
SUN MICROSYSTEMS INC.                    COM       866810104    1,679   515,000 SH        SOLE              515,000
SYMANTEC CORP                       NOTE 3% 11/06  871503AA6      681   500,000 SH        SOLE              500,000
SYMANTEC CORP.                           COM       871503108    7,836   200,000 SH        SOLE              200,000
TECO ENERGY, INC                         COM       872375100    6,909   650,000 SH        SOLE              650,000
TARGET CORP                              COM       87612E106   13,460   460,000 SH        SOLE              460,000
UNITED PARCEL SERVICES, INC.          COM CL B     911312106    4,560    80,000 SH        SOLE               80,000
UNITED TECHNOLOGIES CORP.                COM       913017109   21,956   380,000 SH        SOLE              380,000
VERTEX PHARMACEUTICALS INC.              COM       92532F993      778    70,000 SH        SOLE               70,000
VODAFONE GROUP PLC NEW              SPONSORED ADR  92857W100    8,975   492,614 SH        SOLE              492,614
WACHOVIA CORP. 2ND NEW                   COM       929903102   12,947   380,000 SH        SOLE              380,000
WELLS FARGO & CO. NEW                    COM       949746101   17,996   400,000 SH        SOLE              400,000
WILMINGTON TRUST CORP.                   COM       971807102   11,676   420,000 SH        SOLE              420,000
WYETH                                    COM       983024100   11,346   300,000 SH        SOLE              300,000
                                                              836,498

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